Derivative Assets And Liabilities - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended	13 Months Ended
	Dec. 31, 2019 CAD ($)	Jun. 01, 2021 CAD ($)	Jun. 01, 2021 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of Derivative Liabilities [Line Items]
Notional amount	$ 13,430			$ 10,000
Average foreign exchange rate	1.3430
Forward contract [member] | Subsequent Events [Member]
Disclosure of Derivative Liabilities [Line Items]
Notional amount		$ 108,525	$ 80,000
Average foreign exchange rate		1.3566